Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues	$ 198,831,080	$ 131,493,350	$ 358,759,096	$ 248,862,185
Operating expenses
Brokerage and transaction	44,348,662	34,800,716	82,741,802	58,046,172
Technology and development	22,157,376	19,140,449	46,018,198	36,065,341
Marketing and branding	35,046,209	30,300,834	84,457,375	53,291,872
General and administrative	51,823,929	50,976,724	102,465,372	84,597,444
Total operating expenses	153,376,176	135,218,723	315,682,747	232,000,829
Other expense, net	10,768,430	17,659,796	21,200,591	18,749,213
Income (loss) before income taxes	34,686,474	(21,385,169)	21,875,758	(1,887,857)
Provision for income taxes	10,343,085	6,999,777	19,270,241	13,558,002
Net income (loss)	24,343,389	(28,384,946)	2,605,517	(15,445,859)
Less net loss attributable to noncontrolling interest	(20,935)	(110,919)	(36,077)	(257,639)
Net income (loss) attributable to the Company	24,364,324	(28,274,027)	2,641,594	(15,188,220)
Preferred shares redemption value accretion				(21,702,737)
Fair value of ordinary shares issued to preferred shareholders		(513,080,828)		(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders		(15,600,000)		(15,600,000)
Excess carrying value of preferred shares repurchased		38,093,537		38,093,537
Net income (loss) attributable to ordinary shareholders	$ 24,364,324	$ (518,861,318)	$ 2,641,594	$ (527,478,248)
Net income (loss) per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ 0.05	$ (1.2)	$ 0	$ (1.84)
Diluted (in Dollars per share)	$ 0.04	$ (1.2)	$ 0	$ (1.84)
Weighted-average shares outstanding
Basic (in Shares)	530,642,516	431,390,035	528,397,409	286,155,488
Diluted (in Shares)	542,622,870	431,390,035	543,513,592	286,155,488
Net income (loss)	$ 24,343,389	$ (28,384,946)	$ 2,605,517	$ (15,445,859)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	4,603,428	9,212,371	10,282,063	10,954,020
Other comprehensive income	4,603,428	9,212,371	10,282,063	10,954,020
Comprehensive income (loss)	28,946,817	(19,172,575)	12,887,580	(4,491,839)
Less comprehensive loss attributable to noncontrolling interest	(20,935)	(110,919)	(36,077)	(257,639)
Less foreign currency translation adjustment attributable to noncontrolling interest	(6,894)	12,414	(10,896)	(15,713)
Preferred shares redemption value accretion				(21,702,737)
Fair value of ordinary shares issued to preferred shareholders		(513,080,828)		(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders		(15,600,000)		(15,600,000)
Excess carrying value of preferred shares repurchased		38,093,537		38,093,537
Comprehensive income (loss) attributable to ordinary shareholders	28,974,646	(509,661,361)	12,934,553	(516,508,515)
Equity and option order flow rebates
Revenues
Total revenues	112,961,852	68,688,838	197,354,691	132,800,020
Interest related income
Revenues
Total revenues	42,752,379	36,286,533	82,802,757	67,426,597
Handling charge income
Revenues
Total revenues	34,780,092	20,105,503	61,192,834	37,652,513
Other revenues
Revenues
Total revenues	$ 8,336,757	$ 6,412,476	$ 17,408,814	$ 10,983,055